Taxes - Schedule of Tax Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Tax Payable [Abstract]
Value-added tax payable	$ 2,627	$ 1,879
Income tax payable	1,093	821
Other taxes payable	430	317
Total	$ 4,150	$ 3,017